Convertible Instruments and Accrued Interest - Components (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Debt Instrument [Line Items]
Outstanding balance, beginning	$ 42,215	$ 64,754
Amortization of issuance discount and costs	1,772	3,045
Interest expense	3,447	5,417
Fair market value of shares exchanged for repayment	(2,656)	(42,073)
Difference between market value of common shares and reduction of principle	656	(11,072)
Outstanding balance, ending	45,434	42,215
Long-term Convertible Note - November 2020 Note
Debt Instrument [Line Items]
Outstanding balance, beginning		13,554
Amortization of issuance discount and costs		98
Interest expense		192
Fair market value of shares exchanged for repayment		(18,495)
Difference between market value of common shares and reduction of principle		(4,651)
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument [Line Items]
Outstanding balance, beginning	11,907	25,715
Amortization of issuance discount and costs	463	1,197
Interest expense	936	2,152
Fair market value of shares exchanged for repayment	(2,656)	(23,578)
Difference between market value of common shares and reduction of principle	656	(6,421)
Outstanding balance, ending	11,305	11,907
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Outstanding balance, beginning	30,309	25,485
Amortization of issuance discount and costs	1,309	1,750
Interest expense	2,511	3,073
Outstanding balance, ending	$ 34,129	$ 30,309